Employee Benefits - Schedule of Other Benefits Provision (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Benefits Provision [Abstract]
Balances as of January 1	$ 30,096	$ 14,119
Net provisions established	54,571	54,366
Provisions used	(52,542)	(38,389)
Total	$ 32,125	$ 30,096